Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	ZHONGCHAO INC.
Trading Symbol	ZCMD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001785566
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39229
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Nanxi Creative Center
Entity Address, Address Line Two	Suite 218
Entity Address, Address Line Three	841 Yan’an Middle Road
Entity Address, City or Town	Jing’An District
Entity Address, Country	CN
Entity Address, Postal Zip Code	200040
Title of 12(b) Security	Class A Ordinary shares, par value $0.0001
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Bernstein & Pinchuk llp
Auditor Location	New York, NY
Business Contact
Document Information Line Items
Entity Address, Address Line One	Nanxi Creative Center
Entity Address, Address Line Two	Suite 218
Entity Address, Address Line Three	841 Yan’an Middle Road
Entity Address, City or Town	Jing’An District
Entity Address, Country	CN
Entity Address, Postal Zip Code	200040
Contact Personnel Name	Weiguang Yang
City Area Code	021
Local Phone Number	32205987
Class A Ordinary Share
Document Information Line Items
Entity Common Stock, Shares Outstanding	19,453,423
Class B Ordinary Share
Document Information Line Items
Entity Common Stock, Shares Outstanding	5,497,715